INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2020
Inventories [abstract]
Inventories
Amounts in R million	2020	2019

Consumable stores	165.6	145.2
Gold in process (a)	95.6	99.6
Finished inventories - Gold Bullion	62.2	59.8
Total inventories	323.4	304.6